Private Placement (Details) - USD ($)	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Mar. 21, 2023
Private Placement [Line Items]
Price per share (in Dollars per share)		$ 10	$ 0.25	$ 0.1
Aggregate proceeds (in Dollars)	$ 4,988,750		$ 4,988,750
Private Placement [Member]
Private Placement [Line Items]
Sale of units		498,875	498,875
Price per share (in Dollars per share)		$ 10	$ 10
Aggregate proceeds (in Dollars)		$ 4,988,750
US Tiger [Member]
Private Placement [Line Items]
Sponsor shares		20,000
Aggregate share purchased			20,000
Sponsor [Member]
Private Placement [Line Items]
Sale of units		478,875	478,875